S000027309 [Member] Performance Management - The Fairholme Focused Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for the 1‑, 5‑, and 10‑year periods and since inception compare to the performance of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non‑agency). Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses or taxes. The Income Fund’s past performance (before and after taxes) is not necessarily an indication of how The Income Fund will perform in the future. Updated performance information for The Income Fund may be obtained by calling 1‑866‑202‑2263.

Performance Past Does Not Indicate Future [Text]	The Income Fund’s past performance (before and after taxes) is not necessarily an indication of how The Income Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table set out below show The Income Fund’s historical performance, and provide some indication of the risks of investing in The Income Fund by showing changes in The Income Fund’s performance from year to year and by showing how The Income Fund’s average annual total returns for the 1‑, 5‑, and 10‑year periods and since inception compare to the performance of the Bloomberg U.S. Aggregate Bond Index.
Bar Chart [Heading]	Annual Returns of The Income Fund for the Last 10 Calendar Years
Bar Chart Closing [Text Block]

Best Quarter – 4th Qtr 2016: +14.96%	Worst Quarter – 1st Qtr 2020: ‑9.53%

Performance Table Heading	Average Annual Total Returns for The Income Fund (for the periods ended December 31, 2025)
Performance Table Narrative
The theoretical “after‑tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Your actual “after‑tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after‑tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	The theoretical “after‑tax” returns shown in the table are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual “after‑tax” returns depend on your personal tax situation and may differ from the returns shown above. Also, “after‑tax” return information is not relevant to shareholders who hold shares of The Income Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	1‑866‑202‑2263
The Fairholme Focused Income Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.96%
Highest Quarterly Return, Date	Dec. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020